Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2012
Interest and Finance costs [Abstract]
Interest and Finance Costs
	Year Ended December 31,
	2010	2011	2012
Interest on long-term debt (Note 15)	9,011	9,386	8,933
Interest on short-term borrowings (Note 14)	3,639	10,921	13,141
Servicing fees on factoring (Note 4)	-	342	1,738
Amortization of financing fees (Note 12)	861	1,003	1,037
Bank commissions, commitment fees and other charges	4,416	7,097	8,582
Interest on lease payments (Note 22)	325	262	175
Capitalized interest (Note 8 and 9)	(901)	(1,147)	(2,414)
Total	17,351	27,864	31,192